Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Net sales
Total net sales	$ 153,833	$ 163,162
Cost of sales
Total cost of sales	78,183	86,282
Gross profit	75,650	76,880
Operating expenses
Research and development, net	25,110	24,634
Selling, general and administrative	57,005	64,875
Total operating expenses	82,115	89,509
Operating loss	(6,465)	(12,629)
Financial income, net	8	256
Loss before income taxes	(6,457)	(12,373)
Income tax expenses	601	1,326
Share in losses of associated companies	(6,073)	(288)
Net loss	(13,131)	(13,987)
Net loss attributable to non-controlling interests	(90)	(130)
Net loss attributable to Stratasys Ltd.	$ (13,041)	$ (13,857)
Net loss per ordinary share attributable to Stratasys Ltd. - basic and diluted	$ (0.24)	$ (0.26)
Weighted average ordinary shares outstanding - basic and diluted	53,657	52,690
Comprehensive loss
Net loss	$ (13,131)	$ (13,987)
Other comprehensive income, net of tax:
Foreign currency translation adjustments	2,011	713
Unrealized gains (losses) on derivatives designated as cash flow hedges	(325)	523
Other comprehensive income, net of tax	1,686	1,236
Comprehensive loss	(11,445)	(12,751)
Less: comprehensive loss attributable to non-controlling interests	(90)	(130)
Comprehensive loss attributable to Stratasys Ltd.	(11,355)	(12,621)
Products [Member]
Net sales
Total net sales	103,917	115,087
Cost of sales
Total cost of sales	45,218	54,480
Services [Member]
Net sales
Total net sales	49,916	48,075
Cost of sales
Total cost of sales	$ 32,965	$ 31,802